Securitizations and Variable Interest Entities, Transactions with Consolidated VIEs and Secured Borrowings (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,895,883	$ 1,951,757
Liabilities	[2]	(1,698,817)	(1,743,678)
Noncontrolling interests		$ (900)	(1,143)
Securitizations and Variable Interest Entities Textual [Abstract]
Floating-rate investors right to tender period		7 days
Total secured borrowings [Member]
Variable Interest Entity [Line Items]
Total VIE assets		$ 722	771
Total secured borrowings [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		617	675
Liabilities		(594)	(643)
Noncontrolling interests		0	0
Net assets		23	32
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		627	658
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		523	565
Liabilities		(501)	(532)
Noncontrolling interests		0	0
Net assets		22	33
Total secured borrowings [Member] | Residential mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		95	113
Total secured borrowings [Member] | Residential mortgage securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		94	110
Liabilities		(93)	(111)
Noncontrolling interests		0	0
Net assets		1	(1)
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets		14,288	14,424
Assets		14,062	13,617
Liabilities		(1,007)	(1,616)
Noncontrolling interests		(34)	(283)
Net assets		13,021	11,718
Consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		14,062	13,617
Liabilities		(1,007)	(1,616)
Noncontrolling interests		(34)	(283)
Net assets		13,021	11,718
Consolidated VIEs [Member] | Commercial and Industrial Loans and Leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets		8,215	9,116
Consolidated VIEs [Member] | Commercial and Industrial Loans and Leases [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		8,204	8,626
Liabilities		(477)	(915)
Noncontrolling interests		(14)	(29)
Net assets		7,713	7,682
Consolidated VIEs [Member] | Nonconforming residential mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		1,947	2,515
Consolidated VIEs [Member] | Nonconforming residential mortgage loan securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		1,732	2,212
Liabilities		(521)	(694)
Noncontrolling interests		0	0
Net assets		1,211	1,518
Consolidated VIEs [Member] | Commercial Real Estate Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets		3,957	2,378
Consolidated VIEs [Member] | Commercial Real Estate Loans [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		3,957	2,378
Liabilities		0	0
Noncontrolling interests		0	0
Net assets		3,957	2,378
Consolidated VIEs [Member] | Structured asset finance [Member]
Variable Interest Entity [Line Items]
Total VIE assets		0	10
Consolidated VIEs [Member] | Structured asset finance [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		0	6
Liabilities		0	(4)
Noncontrolling interests		0	0
Net assets		0	2
Consolidated VIEs [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets		155	305
Consolidated VIEs [Member] | Investment funds [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		155	305
Liabilities		(5)	(2)
Noncontrolling interests		(15)	(230)
Net assets		135	73
Consolidated VIEs [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets		14	100
Consolidated VIEs [Member] | Other securitizations and transactions [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		14	90
Liabilities		(4)	(1)
Noncontrolling interests		(5)	(24)
Net assets		5	65
Total secured borrowings and consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets		15,010	15,195
Total secured borrowings and consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		14,679	14,292
Liabilities		(1,601)	(2,259)
Noncontrolling interests		(34)	(283)
Net assets		13,044	11,750
Revolving master trust entity [Member] | Commercial and Industrial Loans and Leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets		6,700	7,600
Liabilities		(299)	(773)
Securitized term trust and other entities [Member] | Commercial and Industrial Loans and Leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets		$ 1,500	$ 1,400

[1]	(4)Our consolidated assets at December 31, 2018 and 2017, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $139 million and $116 million; Interest-bearing deposits with banks, $8 million and $371 million; Debt securities, $45 million and $0 million; Net loans, $13.6 billion and $12.5 billion; Derivative assets, $0 million and $0 million; Equity securities, $85 million and $306 million; Other assets, $221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.
[2]	$221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.(5)Our consolidated liabilities at December 31, 2018 and 2017, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $0 million and $5 million; Accrued expenses and other liabilities, $191 million and $132 million; Long-term debt, $816 million and $1.5 billion; and Total liabilities, $1.0 billion and $1.6 billion, respectively.